Discontinued operations	12 Months Ended
Dec. 31, 2011
Discontinued operations
Discontinued operations

22.       Discontinued operations

Due to the Group’s decision to focus its future efforts on the solar cells and solar power products business, the Group discontinued the PV power plant business, which was begun in 2009 and previously represented a component of the Group. In December 2010, the Group entered into a contract to sell JA Korea for a total price of RMB 82,268 to a third party unrelated to the Group. The sales price represents the fair value of the subsidiary and was approved by the audit committee and all the independent directors.

The carrying amount of net assets in this disposal group of RMB 104,235 was written down to its fair value less cost to sell of RMB 82,268. This loss of RMB 21,967 from disposal of net assets of discontinued operations has been included in the results from discontinued operations for the year ended December 31, 2010. Assets and liabilities from the discontinued operations after this write down, excluding currency translation adjustments of RMB 7,405 are summarized below.

Cash flows from the PV power plant business have not been separately classified on the consolidated statement of cash flows as they are not material for periods presented. The transaction was completed in March 2011.

Summarized operating results from discontinued operations in the Company’s Consolidated Statements of Operations were as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2009	December 31, 2010	December 31, 2011
Income from operations of a discontinued component, net of tax	3,415	2,137	—
(Loss)/income from disposal of a discontinued component	—	(21,967)	—
(Loss)/income from discontinued operations, net of tax	3,415	(19,830)	—

Gain from sales of discontinued operations, net of tax	—	—	7,753

Summarized assets and liabilities from the discontinued operations included in the Company’s Consolidated Balance Sheets were as follows:

	As of December 31,2010	As of December 31, 2011
	RMB	RMB
Assets of discontinued operations
Other current assets	841	—
Property, plant and equipment, net	74,637	—
Total assets of discontinued operations	75,478	—
Liabilities of discontinued operations
Tax payables	339	—
Payroll and welfare payable	19	—
Other payables to third parties	229	—
Accrued expenses	28	—
Total liabilities of discontinued operations	615	—